Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.2%)
Brazil (10.3%)
	Petroleo Brasileiro SA ADR (XNYS)	1,212,570	17,316
	Vale SA Class B ADR	689,005	9,274
	Cia Energetica de Minas Gerais Preference Shares	3,230,765	7,018
	Ambev SA	2,121,666	6,122
	Banco Bradesco SA ADR	1,390,464	4,616
	Itau Unibanco Holding SA ADR	869,150	3,911
	Raizen SA Preference Shares	4,023,535	3,429
	Centrais Eletricas Brasileiras SA	373,618	3,308
	Itau Unibanco Holding SA Preference Shares	698,900	3,191
	B3 SA - Brasil Bolsa Balcao	1,313,500	2,815
	Petroleo Brasileiro SA	366,773	2,620
	Banco Bradesco SA Preference Shares	731,500	2,464
	Petroleo Brasileiro SA ADR	183,700	2,412
	Cia de Saneamento Basico do Estado de Sao Paulo	146,947	1,269
	Telefonica Brasil SA	137,500	1,185
	Banco Do Brasil SA	163,700	1,138
*	Azul SA ADR	158,131	1,074
	Light SA	395,850	409
	Caixa Seguridade Participacoes SA	271,636	391
	Raia Drogasil SA	94,470	383
	Neoenergia SA	112,800	323
*	Magazine Luiza SA	621,020	310
[1]	Hapvida Participacoes e Investimentos SA	253,962	302
	Hypera SA	18,424	152
			75,432
Canada (1.0%)
	First Quantum Minerals Ltd.	158,278	2,892
	Lundin Mining Corp.	363,009	2,047
	Parex Resources Inc.	102,230	1,903
*	Valeura Energy Inc.	264,800	108
			6,950
China (26.9%)
*	Alibaba Group Holding Ltd.	1,957,364	22,008
	Tencent Holdings Ltd.	449,094	17,357
*,1	Meituan Class B	355,092	7,966
*	Trip.com Group Ltd. ADR	253,597	6,538
	Ping An Insurance Group Co. of China Ltd. Class H	972,027	5,713
	China Merchants Bank Co. Ltd. Class H	1,036,289	5,599
	JD.com Inc. Class A	158,320	4,723
	China Overseas Land & Investment Ltd.	1,660,675	4,589
	Geely Automobile Holdings Ltd.	2,139,301	4,242
	China Tourism Group Duty Free Corp. Ltd. Class A	133,949	4,184

		Shares	Market Value ($000)
*	Shanghai International Airport Co. Ltd. Class A	540,197	4,140
*	Baidu Inc. Class A	238,836	4,128
	Zijin Mining Group Co. Ltd. Class H	3,388,446	3,971
*	Baidu Inc. ADR	27,944	3,816
	China Construction Bank Corp. Class H	5,751,694	3,673
*	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	45,523	3,459
	Anhui Conch Cement Co. Ltd. Class H	872,891	3,454
[1]	Ganfeng Lithium Co. Ltd. Class H	376,692	3,406
	Aluminum Corp. of China Ltd. Class H	8,785,233	3,218
	Baoshan Iron & Steel Co. Ltd. Class A	3,813,468	3,217
*	Contemporary Amperex Technology Co. Ltd. Class A	32,900	2,500
*	KE Holdings Inc. ADR	176,767	2,494
[1]	WuXi AppTec Co. Ltd. Class H	205,676	2,492
*	Air China Ltd. Class H	3,110,872	2,442
	Li Ning Co. Ltd.	298,268	2,419
	GF Securities Co. Ltd. Class H	1,650,400	2,185
	Muyuan Foods Co. Ltd.Class A	241,570	2,143
	ENN Energy Holdings Ltd.	121,841	1,988
	Dongfeng Motor Group Co. Ltd. Class H	2,838,000	1,961
	Haier Smart Home Co. Ltd. Class H	610,800	1,955
	Nine Dragons Paper Holdings Ltd.	2,353,888	1,941
	ANTA Sports Products Ltd.	165,013	1,817
	China Longyuan Power Group Corp. Ltd. Class H	1,097,350	1,763
	Midea Group Co. Ltd. Class A (XSEC)	213,294	1,743
	Weichai Power Co. Ltd. Class H	1,213,408	1,735
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	432,554	1,611
[1]	Pharmaron Beijing Co. Ltd. Class H	196,168	1,596
	Industrial & Commercial Bank of China Ltd. Class H	2,773,666	1,466
	Xtep International Holdings Ltd.	874,891	1,423
	Yihai International Holding Ltd.	452,690	1,326
	Ping An Bank Co. Ltd. Class A	697,340	1,315
	Midea Group Co. Ltd. Class A	159,986	1,308
*	Brilliance China Automotive Holdings Ltd.	3,486,000	1,301
	Sinoma Science & Technology Co. Ltd. Class A	285,700	1,227
*	XPeng Inc. Class A ADR	48,987	1,197
	Yunnan Energy New Material Co. Ltd. Class A	37,500	1,192
	Lufax Holding Ltd. ADR	245,187	1,123
	Shenzhou International Group Holdings Ltd.	105,500	1,110
	CITIC Securities Co. Ltd. Class H	518,856	1,067
[1]	CSC Financial Co. Ltd. Class H	1,047,657	979
*,1	Kuaishou Technology	95,900	964
	Suofeiya Home Collection Co. Ltd. Class A	354,790	938
	China Yangtze Power Co. Ltd. Class A	264,500	938
	China National Building Material Co. Ltd. Class H	884,093	887
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	113,900	887
	China Oilfield Services Ltd. Class H	904,508	833
*	Trip.com Group Ltd.	31,278	806
	NetEase Inc.	42,751	800
	Anker Innovations Technology Co. Ltd. Class A	72,400	792
	China Gas Holdings Ltd.	470,347	723
*	Kingdee International Software Group Co. Ltd.	326,075	704
*	Zai Lab Ltd.	171,600	703
*,1	Haidilao International Holding Ltd.	326,000	651
	China Pacific Insurance Group Co. Ltd. Class H	281,922	602
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	56,420	594
	China Railway Group Ltd. Class A	683,200	586
*	KE Holdings Inc. Class A	121,500	569
	Bank of Ningbo Co. Ltd. Class A	120,800	560

		Shares	Market Value ($000)
*	Tencent Music Entertainment Group ADR	132,550	558
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	591,100	540
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	199,047	526
*,1	China Youran Dairy Group Ltd.	1,406,041	514
	Zhongsheng Group Holdings Ltd.	85,811	491
*	XPeng Inc. Class A	40,278	489
	CSPC Pharmaceutical Group Ltd.	443,199	485
	China Vanke Co. Ltd. Class H	243,700	463
*	Yatsen Holding Ltd. ADR	326,250	434
	Sany Heavy Industry Co. Ltd. Class A	168,200	426
*	Grand Baoxin Auto Group Ltd.	6,482,000	422
	JD.com Inc. ADR	6,964	414
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	294,318	368
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	41,400	367
*	Alibaba Group Holding Ltd. ADR	4,016	359
[1]	Longfor Group Holdings Ltd.	105,757	353
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	349
	Zhejiang HangKe Technology Inc. Co Class A	31,390	349
*	Qinghai Salt Lake Industry Co. Ltd. Class A	79,800	345
	Yifeng Pharmacy Chain Co. Ltd. Class A	42,700	328
	Metallurgical Corp of China Ltd. Class A	652,600	316
	Citic Pacific Ltd.	257,357	278
	SAIC Motor Corp. Ltd. Class A	114,500	276
	Glodon Co. Ltd. Class A (XSHE)	38,500	265
	Angang Steel Co. Ltd.Class A	560,600	250
	Great Wall Motor Co. Ltd. Class H	146,500	232
	CIFI Holdings Group Co. Ltd.	809,426	220
*,1	Remegen Co. Ltd. Class H	37,359	214
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	209
	NetEase Inc. ADR	2,103	195
*	GDS Holdings Ltd. ADR	6,127	170
*	New Oriental Educatio Sp ADR	6,113	168
	Amoy Diagnostics Co. Ltd. Class A	37,094	165
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	15,616	162
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	3,700	159
[1]	Asymchem Laboratories Tianjin Co. Ltd. Class H	11,491	157
	Country Garden Services Holdings Co. Ltd.	67,440	150
*	Vnet Group Inc. ADR	27,521	142
*,1	Akeso Inc.	50,766	136
	Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	120
*,1	Wuxi Biologics Cayman Inc.	11,134	107
	Jinyu Bio-Technology Co. Ltd. Class A	73,900	92
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	8,200	90
*,1	Venus MedTech Hangzhou Inc. Class H	48,977	88
	Ping An Bank Co. Ltd. Class A (XSHE)	45,100	85
*	Nayuki Holdings Ltd.	113,130	80
*	TAL Education Group ADR	16,064	79
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,060	50
	WuXi AppTec Co. Ltd. Class A	3,600	50
	Angang Steel Co. Ltd. Class H	73,662	24
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	3,080	14
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			197,080
Czech Republic (0.4%)
	CEZ A/S	41,213	1,873
	Komercni banka A/S	52,493	1,326
			3,199

		Shares	Market Value ($000)
Egypt (0.0%)
	Commercial International Bank Egypt SAE GDR (Registered)	1	—
Greece (0.5%)
*	Alpha Services and Holdings SA	2,942,376	2,615
	Hellenic Telecommunications Organization SA	46,415	799
			3,414
Hong Kong (5.9%)
	Galaxy Entertainment Group Ltd.	1,925,457	11,455
	Pacific Basin Shipping Ltd.	13,874,308	6,635
	Orient Overseas International Ltd.	141,271	4,923
	Lenovo Group Ltd.	3,878,000	3,761
	Yue Yuen Industrial Holdings Ltd.	2,572,000	3,418
*	Sands China Ltd.	1,426,178	3,345
	AIA Group Ltd.	226,837	2,279
*	Cathay Pacific Airways Ltd.	2,115,640	2,192
	VTech Holdings Ltd.	289,500	1,974
	Minth Group Ltd.	474,000	1,267
*	BeiGene Ltd.	66,950	861
*	Melco Resorts & Entertainment Ltd. ADR	116,061	598
	Kerry Properties Ltd.	99,000	238
*,1	ESR Cayman Ltd.	79,006	205
*	Microport Scientific Corp.	56,946	134
			43,285
Hungary (0.7%)
	OTP Bank Nyrt	219,877	4,539
	MOL Hungarian Oil & Gas plc	98,379	725
			5,264
India (11.1%)
	Reliance Industries Ltd.	603,397	19,191
	Shriram Transport Finance Co. Ltd.	317,842	5,564
	ICICI Bank Ltd. ADR	254,175	5,282
	Axis Bank Ltd.	574,900	5,282
	Larsen & Toubro Ltd.	225,356	5,165
	Housing Development Finance Corp. Ltd.	168,047	5,071
*	Bharti Airtel Ltd (XNSE)	445,545	3,821
	UltraTech Cement Ltd.	45,988	3,812
	Aurobindo Pharma Ltd.	524,778	3,630
	Tata Consultancy Services Ltd.	85,085	3,559
	Tech Mahindra Ltd.	200,349	2,664
	State Bank of India	377,274	2,528
	Kotak Mahindra Bank Ltd.	102,884	2,363
[1]	HDFC Life Insurance Co. Ltd.	322,381	2,266
	Piramal Enterprises Ltd.	66,542	1,493
	Mahindra & Mahindra Ltd.	100,468	1,482
	Infosys Ltd. ADR	74,570	1,453
	ICICI Bank Ltd.	134,784	1,402
	Power Grid Corp. of India Ltd.	386,533	1,047
[1]	SBI Life Insurance Co. Ltd.	40,481	663
	Bharat Electronics Ltd.	179,217	623
	UPL Ltd.	53,178	499
	Apollo Hospitals Enterprise Ltd.	7,992	426
	Glenmark Life Sciences Ltd.	68,182	400
	Tata Steel Ltd.	294,010	400
*	Fortis Healthcare Ltd.	94,615	334
	PI Industries Ltd.	8,229	322
	Dabur India Ltd.	41,301	305

		Shares	Market Value ($000)
*	Life Insurance Corp. of India	33,931	290
*	Bharti Airtel Ltd.	31,225	116
			81,453
Indonesia (3.1%)
	Bank Rakyat Indonesia Persero Tbk PT	40,978,266	12,097
	Bank Mandiri Persero Tbk PT	7,943,400	4,446
	Telkom Indonesia Persero Tbk PT	8,854,637	2,529
	Semen Indonesia Persero Tbk PT	4,363,700	1,923
	Bank Central Asia Tbk PT	3,006,855	1,495
	Aneka Tambang Tbk	1,641,300	217
			22,707
Japan (0.1%)
*	Universal Entertainment Corp.	41,000	446
Kenya (0.2%)
	Equity Group Holdings plc	2,758,414	1,115
Mexico (1.3%)
	Grupo Financiero Banorte SAB de CV Class O	960,763	5,467
	Wal-Mart de Mexico SAB de CV	518,197	1,877
*	Cemex SAB de CV ADR	308,447	1,237
	Grupo Mexico SAB de CV Series B	155,563	615
	Qualitas Controladora SAB de CV	100,844	425
			9,621
Netherlands (0.1%)
	ASML Holding NV	1,810	1,040
Other (1.0%)
[3]	Vanguard FTSE Emerging Markets ETF	171,846	7,101
Philippines (0.3%)
	Bdo Unibank Inc.	994,647	2,159
	Ayala Land Inc.	379,800	174
			2,333
Poland (0.2%)
	KGHM Polska Miedz SA	34,440	863
*,1	Allegro.eu SA	147,294	801
			1,664
Romania (0.3%)
	Banca Transilvania SA	4,415,375	1,812
Russia (0.0%)
[2]	MMC Norilsk Nickel PJSC ADR	200,203	—
*,2	Sberbank of Russia PJSC	1,473,153	—
[2]	Mobile TeleSystems PJSC ADR	93,946	—
*,2	Moscow Exchange MICEX-RTS PJSC	536,630	—
[2]	Magnit PJSC GDR (Registered)	62,637	—
[2]	MMC Norilsk Nickel PJSC	1,247	—
*,2	Sberbank of Russia PJSC ADR	476,234	—
[2]	LUKOIL PJSC ADR	102,385	—
[2]	Gazprom PJSC ADR	463,423	—
[2]	Novatek PJSC GDR (Registered)	6,724	—
*,2,4	Ozon Holdings plc ADR	37,493	—
			—
Saudi Arabia (0.3%)
	Saudi British Bank	148,917	1,676
	SABIC Agri-Nutrients Co.	6,520	233
			1,909

		Shares	Market Value ($000)
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	4,697
South Africa (2.4%)
*	Sasol Ltd.	210,194	4,415
	AngloGold Ashanti Ltd. ADR	263,213	3,872
	FirstRand Ltd.	714,584	2,827
	Impala Platinum Holdings Ltd.	139,329	1,545
	Naspers Ltd. Class N	7,568	1,069
	Reunert Ltd.	404,483	999
	Gold Fields Ltd.	97,209	899
	Thungela Resources Ltd.	44,608	785
	Sibanye Stillwater Ltd.	219,233	538
	Old Mutual Ltd. (XZIM)	730,994	499
	Harmony Gold Mining Co. Ltd.	92,754	296
			17,744
South Korea (7.1%)
	Samsung Electronics Co. Ltd.	280,146	13,261
	LG Chem Ltd.	12,030	5,603
	SK Hynix Inc.	72,638	5,491
	Hyundai Motor Co.	32,013	4,841
	Hankook Tire & Technology Co. Ltd.	136,687	3,664
	Samsung Electronics Co. Ltd. Preference Shares	71,045	3,122
	POSCO Holdings Inc.	16,576	3,096
	Samsung SDI Co. Ltd.	6,880	3,024
	DB Insurance Co. Ltd.	61,070	2,842
	Hana Financial Group Inc.	59,389	1,702
	Shinhan Financial Group Co. Ltd.	53,870	1,484
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,091	1,378
	KB Financial Group Inc.	26,800	997
	NAVER Corp.	4,531	906
	Doosan Bobcat Inc.	33,254	799
			52,210
Taiwan (11.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,734,150	46,890
	Hon Hai Precision Industry Co. Ltd.	2,129,685	7,783
	MediaTek Inc.	323,056	7,443
	Lite-On Technology Corp.	1,878,000	4,121
	Compal Electronics Inc.	5,135,000	3,922
	Elite Material Co. Ltd.	409,000	2,290
	Yageo Corp.	195,052	2,252
	United Integrated Services Co. Ltd.	328,000	1,682
	E Ink Holdings Inc.	180,000	1,184
	ASPEED Technology Inc.	15,853	1,023
*	Realtek Semiconductor Corp.	77,738	894
	Parade Technologies Ltd.	23,058	868
	ASE Technology Holding Co. Ltd.	271,678	792
	Airtac International Group	20,283	556
	Unimicron Technology Corp.	102,800	548
	Globalwafers Co. Ltd.	28,456	431
	Chroma ATE Inc.	24,000	139
			82,818
Thailand (2.4%)
	Charoen Pokphand Foods PCL	5,732,300	3,940
	SCB X PCL NVDR	1,316,300	3,629
	Kasikornbank PCL	637,807	2,557
	Kasikornbank PCL NVDR	519,879	2,084

		Shares	Market Value ($000)
	Bangkok Bank PCL NVDR	469,100	1,706
	Thai Life Insurance PCL	2,850,897	1,162
	PTT Exploration & Production PCL	211,000	948
	Bangkok Bank PCL (Registered)	215,800	785
	Bangkok Dusit Medical Services PCL Class F	401,800	294
	Central Pattana PCL	92,270	161
			17,266
Turkey (0.5%)
	Akbank TAS	4,650,486	2,251
	Tofas Turk Otomobil Fabrikasi A/S	391,666	1,617
			3,868
United Arab Emirates (0.6%)
	Abu Dhabi Commercial Bank PJSC	1,508,969	3,751
*	Borouge plc	346,161	277
	Emaar Properties PJSC	164,442	247
			4,275
United Kingdom (1.6%)
	Standard Chartered plc	917,504	6,324
	Fresnillo plc	237,654	2,137
	Anglo American plc	35,908	1,298
	Antofagasta plc	88,926	1,265
	Polymetal International plc	121,016	288
	Hikma Pharmaceuticals plc	9,666	204
			11,516
United States (3.9%)
	Credicorp Ltd.	38,034	4,922
*	Flex Ltd.	241,216	4,052
	Freeport-McMoRan Inc.	124,696	3,934
*	MercadoLibre Inc.	4,697	3,822
	Cognizant Technology Solutions Corp. Class A	51,280	3,485
*	Coupang Inc.	125,641	2,172
*	Copa Holdings SA Class A	24,429	1,642
*	Sea Ltd. ADR	16,533	1,262
	Yum China Holdings Inc.	23,973	1,168
*	Afya Ltd. Class A	87,070	914
	Ternium SA	24,907	883
	Patria Investments Ltd. Class A	27,016	389
*	StoneCo. Ltd. Class A	18,159	174
*,2	Yandex NV Class A	11,746	—
			28,819
Vietnam (0.1%)
[1]	Vinhomes JSC	182,102	468
Total Common Stocks (Cost $720,343)			689,506

		Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[5,6]	Vanguard Market Liquidity Fund, 1.903% (Cost $38,482)	384,990	38,484
Total Investments (99.4%) (Cost $758,825)			727,990
Other Assets and Liabilities—Net (0.6%)			4,218
Net Assets (100%)			732,208
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $24,490,000, representing 3.3% of net assets.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $0.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $630,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2022	558	27,858	524
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund had no open forward currency contracts at July 31, 2022.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	120,822	—	—	120,822
Common Stocks—Other	35,993	532,691	—	568,684
Temporary Cash Investments	38,484	—	—	38,484
Total	195,299	532,691	—	727,990
Derivative Financial Instruments
Assets
Futures Contracts[1]	524	—	—	524
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2022 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,764	13,461	7,484	(268)	(372)	60	—	7,101
Vanguard Market Liquidity Fund	59,595	NA1	NA1	(15)	(3)	151	1	38,484
Total	61,359	13,461	7,484	(283)	(375)	211	1	45,585
1	Not applicable—purchases and sales are for temporary cash investment purposes.